Segment information (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of operating segments [abstract]
Summary of Reconciliation from Operating Result Before Tax to Income Before Tax
The reconciliation from Operating result to Result before tax from continuing operations, being the most comparable IFRS measure, is presented in the table below. For items that cannot be directly reconciled to the notes, the explanation appears below the table.

	Note	1H 2026	1H 2025 2

Result before tax from continuing operations		601	570

Elimination of share in earnings of joint ventures and associates		(166)	(12)

Insurance service expenses	4	531	274

Net income / (expenses) on reinsurance held	4	(192)	(14)

Net fair value change of financial investments at FVPL, other than derivatives	5	(545)	(425)

Net fair value change of derivatives	5	-	(5)

Realized gains and losses on financial investments	5	(40)	30

Net fair value change on investments in real estate	5	1	(12)

Impairment (losses) / reversals	5	(20)	2

Insurance finance income / (expenses)	5	552	239

Net reinsurance finance income / (expenses) on reinsurance held	5	-	13

Fee and commission income	6	-	(6)

Commissions and expenses	7	63	48

Other income		(26)	-

Other charges		1	(3)

Effects related to discontinued operations		41	40

Operating result		804	741

Tax effect 1		(157)	(158)

Operating result after tax		646	583

1	Tax effect was calculated using the respective operating segment’s statutory rate and presented on consolidated basis.
2	1H 2025 figures are restated as Aegon UK is classified as discontinued operations.

•	Insurance service expenses are mainly driven by two items:
°	Assumption changes on onerous contracts amounting to a loss of EUR 511 million (2025: loss of EUR 181 million), which is included in Other income / (charges).
°	Change in value of VFA products that result in (a reversal of) onerous contracts, amounting to a gain of EUR 2 million (2025: loss of EUR 41 million), which is included in Fair value items.
•	Net income / (expenses) on reinsurance held mainly consist of assumption changes that relate to (a reversal of) underlying onerous contracts, amounting to a gain of EUR 185 million (2025: gain of EUR 14 million), which is included in Other income / (charges).
•	Net fair value change of financial investments at fair value through profit or loss, other than derivatives reflects the over- or underperformance of investments and guarantees held at fair value for which the expected long-term return is included in the operating result.
•
Insurance finance income / (expenses) mainly relates to changes in the fair value of VFA products, amounting to a loss of EUR
552 million (2025: loss of EUR 239
million), which is included in Fair value items.

•	Net reinsurance finance income / (expenses) on reinsurance held relate to changes in discount rates and is included in Fair value items.
•	Commissions and expenses, which are included in Other income / (charges), relate to items that cannot be directly allocated to a specific line of business and restructuring charges.

Summary of Investments
3.2 Investments
Amounts included in the table below are presented on an IFRS basis, which means that investments in joint ventures and associates are not consolidated on a proportionate basis. Instead, these investments are included on a single line using the equity method of accounting.

June 30, 2026	Americas	United Kingdom	International	Asset Management	Holding and other activities	Total

Shares	212	-	60	10	-	282

Debt securities	51,233	-	1,162	96	-	52,491

Unconsolidated investment funds	97,254	-	241	-	-	97,495

Loans	9,557	-	3	-	11	9,571

Other financial assets	6,937	-	75	283	-	7,294

Investments in real estate	35	-	18	-	-	53

Total investments on balance sheet	165,228	-	1,559	389	11	167,187

Off-balance sheet investments third parties	218,372	-	8,444	286,659	-	513,475

Total revenue-generating investments	383,599	-	10,003	287,048	11	680,662

Investments

Financial assets measured at FVOCI

- Backing insurance contracts without direct part.	42,305	-	1,202	-	-	43,506

- Non-insurance related assets	8,955	-	1	79	-	9,034

Financial assets measured at FVPL

- Backing direct part. insurance contracts	68,985	-	273	-	-	69,258

- Backing insurance contracts without direct part.	6,376	-	43	-	-	6,419

- Non-insurance related assets	29,099	-	20	275	-	29,394

Financial assets measured at amortized cost	9,474	-	1	36	11	9,522

Investments in real estate	35	-	18	-	-	53

Total investments on balance sheet	165,228	-	1,559	389	11	167,187

Investments in joint ventures	-	-	1,140	562	-	1,702

Investments in associates	80	-	-	284	2,397	2,761

Other assets 1	25,072	14	4,406	561	10,759	27,830

Assets held for sale	-	138,246	-	-	-	138,246

Consolidated total assets	190,380	138,260	7,106	1,796	13,168	337,725

1	Other assets total eliminates intercompany transactions of EUR 12,984 million.

December 31, 2025	Americas	United Kingdom	International	Asset Management	Holding and other activities	Total

Shares	211	15,315	60	9	-	15,595

Debt securities	48,104	6,871	1,125	102	-	56,202

Unconsolidated investment funds	92,292	98,164	215	-	-	190,671

Loans	9,753	1,714	3	-	11	11,481

Other financial assets	7,900	2,627	67	119	-	10,713

Investments in real estate	24	437	19	-	-	479

Total investments on balance sheet	158,284	125,128	1,487	230	11	285,141

Off-balance sheet investments third parties	220,501	158,105	4,602	223,228	-	606,437

Total revenue-generating investments	378,786	283,233	6,089	223,459	11	891,578

Investments

Financial assets measured at FVOCI

- Backing insurance contracts without direct part.	39,952	-	1,158	-	-	41,109

- Non-insurance related assets	8,540	-	7	100	-	8,648

Financial assets measured at FVPL

- Backing direct part. insurance contracts	65,746	43,592	243	-	-	109,580

- Backing insurance contracts without direct part.	6,811	990	43	-	-	7,845

- Backing direct part. investment contracts	-	21,441	-	-	-	21,441

- Non-insurance related assets	27,540	58,668	18	94	-	86,320

Financial assets measured at amortized cost	9,671	-	1	36	11	9,719

Investments in real estate	24	437	19	-	-	479

Total investments on balance sheet	158,284	125,128	1,487	230	11	285,141

Investments in joint ventures	-	-	1,065	502	-	1,566

Investments in associates	78	-	-	296	2,264	2,638

Other assets 1	23,859	1,795	4,416	523	10,485	27,888

Consolidated total assets	182,221	126,923	6,968	1,551	12,760	317,233

1	Other assets total eliminates intercompany transactions of EUR 13,190 million.

Summary of (Re)Insurance contracts and investment contracts with discretionary participation feature (DPF)
3.3 (Re)Insurance contracts and investment contracts with discretionary participation feature (DPF)

	Americas	United Kingdom	International	Eliminations	Total

June 30, 2026

Insurance contracts

Direct participation contracts	70,145	-	274	-	70,419

Without direct participation contracts	66,233	-	4,907	(4,218)	66,922

Contracts measured under the PAA	-	-	50	-	50

Investment contracts with DPF

Without direct participation contracts	-	-	20	-	20

Insurance contracts and investment contracts with DPF	136,378	-	5,250	(4,218)	137,410

Reinsurance contracts held	17,298	-	3,967	(4,091)	17,173

December 31, 2025

Insurance contracts

Direct participation contracts	67,074	44,188	246	-	111,508

Without direct participation contracts	63,355	517	4,918	(4,292)	64,497

Contracts measured under the PAA	-	-	44	-	44

Investment contracts with DPF

Direct participation contracts	-	21,269	-	-	21,269

Without direct participation contracts	-	-	12	-	12

Insurance contracts and investment contracts with DPF	130,429	65,974	5,220	(4,292)	197,331

Reinsurance contracts held	17,086	(3)	3,981	(4,106)	16,958